MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

February 3, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc.

File Nos. 33-23166; 811-05624

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated December 13, 2016, as supplemented on January 26, 2017. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated January 26, 2017 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai